Annual Operating Expenses - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.66%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.75%

[1]	A Adjusted to reflect current fees.